FINANCIAL RISK MANAGEMENT - Impact on Profit and Equity (Before Tax Effect) of a 10% Strengthening of US Dollar Versus Euro for Non-US Dollar Functional Currency Entities (Details) - 10% strengthening U.S. Dollar/Euro
€ in Millions
12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	€ 23
Effect on pretax equity	(30)
Net commercial transaction exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	23
Effect on pretax equity	(30)
Net financing transaction exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	0
Effect on pretax equity	0
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	2
Effect on pretax equity
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(2)
Effect on pretax equity
Derivatives on commercial transactions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	23
Effect on pretax equity	(30)
Cash in Bank and intercompany loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	123
Effect on pretax equity
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(170)
Effect on pretax equity
Derivatives on financing transactions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	47
Effect on pretax equity